Net Loss Per Share	6 Months Ended	12 Months Ended
	Jun. 30, 2023	Dec. 31, 2022
Net loss per share - Basic and diluted
Net Loss Per Share

Note 17 – Net Loss Per Share

The calculation of loss per share and weighted-average shares of the Company’s ordinary shares outstanding for the periods presented are as follows:

	Three months ended June 30		Six months ended June 30
	2023	2022	2023	2022
Net loss from continuing operations	$(3,292,158)	$(3,663,278)	$(5,970,904)	$(10,599,807)
Less: deemed dividends on Series B preferred stock	(48,633)	-	(48,633)	-
Less: dividends on series B preferred stock	(699)	(2,247)	(1,648)	(5,841)
Net loss from continuing operations available to ordinary shareholders	(3,341,490)	(3,665,525)	(6,021,185)	(10,605,648)

Net income (loss) from discontinued operations, net of tax, available to ordinary shareholders	(149,000)	(1,147,654)	(294,000)	(1,255,654)
Net loss available to ordinary shareholders	$(3,490,490)	$(4,813,179)	$(6,315,185)	$(11,861,302)

Basic and diluted weighted-average shares outstanding	2,813,900	2,361,974	2,813,900	2,361,974

Basic and diluted:
Net loss from continuing operations per share	$(1.19)	$(1.55)	$(2.14)	$(4.49)
Net income (loss) from discontinued operations per share	(0.05)	(0.49)	(0.10)	(0.53)
Net loss per share	$(1.24)	$(2.04)	$(2.24)	$(5.02)

The redeemable convertible preferred stock is a participating security, whereby if a dividend is declared to the holders of ordinary shares, the holders of preferred stock would participate to the same extent as if they had converted the preferred stock to ordinary shares.

For the periods presented, the following securities were not required to be included in the computation of diluted shares outstanding:

Schedule of computation of diluted shares outstanding

	June 30, 2023	June 30, 2022
Stock options	450,221	175,005
Series A-1 preferred stock	7,130	5,881
Series B preferred stock	12,481	12,481
Advisory	63,687	-
Prefunded warrants	125,359	-
MTS warrants	-	8,333
Purchase warrants	880,000	-
Regular warrants	266,667	266,667
Total	1,805,545	468,367

Note 17 – Loss Per Share

The calculation of loss per share and weighted-average shares of the Company’s ordinary shares outstanding for the periods presented are as follows:

	December 31, 2022	December 31, 2021
Net loss from continuing operations	$(15,303,402)	$(33,469,830)
Less: discount accretion on series A preferred stock	—	(373,560)
Less: dividend accretion on series A preferred stock	—	(91,192)
Less: dividends on series B preferred stock	(8,862)	(315,632)
Net loss from continuing operations available to ordinary shareholders	(15,312,264)	(34,250,214)

Net income (loss) from discontinued operations, net of tax, available to ordinary shareholders	70,024	(22,174,305)
Net loss available to ordinary shareholders	$(15,242,240)	$(56,424,519)

Basic and diluted weighted-average shares outstanding	2,488,477	1,430,031

Basic and diluted:
Net loss from continuing operations per share	$(6.15)	$(23.95)
Net income (loss) from discontinued operations per share	0.03	(15.51)
Net loss per share	$(6.12)	$(39.46)

The MTS Merger was accounted for as a reverse acquisition. In accordance with ASC 805, Business Combinations, the equity structure in the consolidated financial statements following a reverse acquisition reflects the equity structure of the legal acquirer (MTS), including the equity interests issued by the legal acquirer to effect the business combination. For periods prior to the MTS Merger date, the weighted-average number of ordinary shares outstanding represents the legal acquiree’s (SharpLink, Inc.) historical weighted-average number of ordinary shares multiplied by the exchange ratio calculated pursuant to the MTS Merger Agreement of 13.352.

The redeemable convertible preferred stock is a participating security, whereby if a dividend is declared to the holders of ordinary shares, the holders of preferred stock would participate to the same extent as if they had converted the preferred stock to ordinary shares.

For the periods presented, the following securities were not required to be included in the computation of diluted shares outstanding:

Schedule of computation of diluted shares outstanding

	2022	2021
Stock options	288,912	178,357
Series A-1 preferred stock	6,630	5,474
Series B preferred stock	12,481	12,481
Earnout	—	58,775
MTS warrants	8,333	8,333
Prefunded warrants	125,359	125,359
Regular warrants	266,667	266,667
Total	708,383	655,446